Biological assets - Summary of Sensitivity of the Inputs in Relation to Biological Assets (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [member]
Disclosure of Sensitivity Analysis and Its Impact on the Fair Value of Biological Assets [Line Items]
Net selling price per unit	1.25
Attrition rate	7.00%
Average yield per plant	43 grams
Cumulative stage of completion	35.00%
Top of range [member]
Disclosure of Sensitivity Analysis and Its Impact on the Fair Value of Biological Assets [Line Items]
Net selling price per unit	6.23
Attrition rate	15.00%
Average yield per plant	136 grams
Cumulative stage of completion	55.00%